Staff costs	6 Months Ended
Jun. 30, 2023
Staff costs
Staff costs

18. Staff costs

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Wages and salaries	831,457	670,202	1,669,690	1,513,118
Social charges and insurances	94,720	79,979	194,733	179,446
Value of share-based services	416,947	550,221	780,844	1,712,670
Retirement benefit (note 14)	68,836	51,682	110,121	139,823
Total staff costs	1,411,960	1,352,084	2,755,388	3,545,057

During the six-month period ended June 30, 2023, total staff costs decreased by CHF 0.8 million compared to the same period ended June 30, 2022, primarily due to lower share-based service costs.